Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2020 USD ($)
Schedule of maturities of lease liabilities [Abstract]
Twelve months ended December 31, 2021	$ 200,811
Twelve months ended December 31, 2022	71,624
Twelve months ended December 31, 2023	36,075
Total lease payments	308,510
Less: imputed interest	(14,100)
Present value of lease liabilities	$ 294,410